UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

              REPORT FOR THE CALENDAR QUARTER ENDED MARCH 31, 2001

                CHECK HERE IF AMENDMENT [ ]; AMENDMENT NO. _____

                         THIS AMENDMENT (check only one)
                              [ ] is a restatement
                              [ ] adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME: WYNNEFIELD CAPITAL MANAGEMENT, LLC

ADDRESS:   450 SEVENTH AVENUE - SUITE 509,  NEW YORK ,  NEW YORK  10123

FORM 13F FILE NUMBER:  28-7006

================================================================================

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
REPORTING MANAGER:

NAME:       JOSHUA H. LANDES
TITLE:      MEMBER, GENERAL PARTNER
PHONE:      (212) 760-0814

SIGNATURE, PLACE, AND DATE OF SIGNING

/s/ Joshua H. Landes
-------------------------------------
New York, New York
May 2, 2001

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F File Number:  28-7006
Name:  Wynnefield Capital, Inc.


                                  Page 1 of 7


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                              FORM 13F SUMMARY PAGE
                                 REPORT SUMMARY:

Number of Other Managers:                   1


Form 13F Information Table Entry Total:     21,218,355
                                            ----------


Form 13F Information Table Value Total:   $ 146,270,000
List of Other Included Managers:            -----------


      Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  1:
------
      Name:  Wynnefield Capital, Inc.
      Form 13F File Number:  28 - 7006

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

                                            FORM 13F INFORMATION TABLE
                                             ------------------------
Name of Reporting Manager:  WYNNEFIELD CAPITAL MANAGEMENT, LLC                        (SEC USE ONLY)
Name of Manager #1:  WYNNEFIELD CAPITAL, INC.

     Column 1             Column 2   Column 3   Column 4          Column 5      Column 6   Column 7                 Column 8
------------------       ---------   ---------  --------   ------------------   --------   -------------    --------------------
                                                 Fair                           Invest-
                                                 Market                         ment
                         Class                   Value      Shrs or  SH/  Put/  discre-     Other             Voting Authority
  Name of Issuer         Title of    CUSIP      (x$1000)    Prn Amt  PRN  Call  tion       Managers         Sole   Shared   None
------------------       ---------   ---------  --------   -------   ---  ----  -------   --------------    ----   ------   ----

ADE Corp. Mass            COM        00089C107  533        38,250    SH         SOLE       Filer + No. 1    SOLE
Airgas Inc.               COM        009363102  3,176      403,000   SH         SOLE       Filer + No. 1    SOLE
Alltrista Corp.           COM        020040101  410        31,500    SH         SOLE       Filer + No. 1    SOLE
Ambassadors Intl Inc.     COM        023178106  3,333      202,000   SH         SOLE       Filer + No. 1    SOLE
Ampal Amern Israel Corp.  CL A       032015109  313        62,654    SH         SOLE       Filer + No. 1    SOLE
Apple Computer Inc.       COM        03783310   2,317      105,000   SH         SOLE       Filer + No. 1    SOLE
Armor Holdings Inc.       COM        042260109  704        40,000    SH         SOLE       Filer + No. 1    SOLE
Assisted Living           COM        04543L109  86         220,000   SH         SOLE       Filer + No. 1    SOLE
Concepts Inc.
Audiovox Corp.            CL A       050757103  77         10,100    SH         SOLE       Filer + No. 1    SOLE
Autotote Corp.            CL A       053323101  473        215,000   SH         SOLE       Filer + No. 1    SOLE
Avalon Holdings Corp.     CL A       05343P109  38         11,700    SH         SOLE       Filer + No. 1    SOLE
Aviall Inc. New           COM        05366B102  1,556      234,000   SH         SOLE       Filer + No. 1    SOLE
BTG Inc.                  COM        05576J101  1,777      315,900   SH         SOLE       Filer + No. 1    SOLE
Baker J Inc.              SUB NT     057232AA8  292        350,000   PRN        SOLE       Filer + No. 1    SOLE
                          CONV 7%
                          02
Barra Inc.                COM        068313105  227        4,200     SH         SOLE       Filer + No. 1    SOLE
Barrett Business          COM        068463108  2,634      702,500   SH         SOLE       Filer + No. 1    SOLE
Services Inc.
Beverly Enterprises Inc.  COM NEW    087851309  560        70,000    SH         SOLE       Filer + No. 1    SOLE
Blair Corp.               COM        092828102  171        10,000    SH         SOLE       Filer + No. 1    SOLE
Blonder Tongue Labs Inc.  COM        093698108  308        140,000   SH         SOLE       Filer + No. 1    SOLE


TOTAL                                           $18,985    3,165,804
                                                --------   ---------



CTB Intl Corp.            COM        125960104  6,150      723,500   SH         SOLE       Filer + No. 1    SOLE
CTN Media Group Inc.      COM        12643W107  443        236,200   SH         SOLE       Filer + No. 1    SOLE
Cadiz Inc.                COM        127537108  880        90,000    SH         SOLE       Filer + No. 1    SOLE
Casual Male Corp. Mass    COM        148710106  2,811      957,100   SH         SOLE       Filer + No. 1    SOLE
Childrens PL Retail       COM        168905107  360        15,000    SH         SOLE       Filer + No. 1    SOLE
Stores Inc.
Commonwealth Tel          COM        203349105  2,053      60,175    SH         SOLE       Filer + No. 1    SOLE
Enterprises
Continental Information   COM        211497102  31         34,000    SH         SOLE       Filer + No. 1    SOLE
Sys New
Crestline Cap Corp.       COM        226153104  869        32,000    SH         SOLE       Filer + No. 1    SOLE
Crown Crafts Inc.         COM        228309100  151        387,700   SH         SOLE       Filer + No. 1    SOLE
Crown Group Inc.          COM        228359105  110        29,200    SH         SOLE       Filer + No. 1    SOLE
Delta & Pine Ld Co.       COM        247357106  6,640      275,500   SH         SOLE       Filer + No. 1    SOLE
Ducommun Inc. Del         COM        264147109  768        60,000    SH         SOLE       Filer + No. 1    SOLE
Dwyer Group Inc.          COM        267455103  38         15,000    SH         SOLE       Filer + No. 1    SOLE
Ellis Perry Intl Inc.     COM        288853104  439        65,000    SH         SOLE       Filer + No. 1    SOLE
FTI Consulting Inc.       COM        302941109  779        60,000    SH         SOLE       Filer + No. 1    SOLE
Farrel Corp. NEW          COM        311667109  49         64,700    SH         SOLE       Filer + No. 1    SOLE
Find SVP Inc.             COM NEW    317718302  12         26,300    SH         SOLE       Filer + No. 1    SOLE
First Aviation Svcs Inc.  COM        31865W108  9,301      2,066,892 SH         SOLE       Filer + No. 1    SOLE
Foster L B Co.            COM        350060109  774        218,000   SH         SOLE       Filer + No. 1    SOLE
Frozen Food Express       COM        359360104  500        245,000   SH         SOLE       Filer + No. 1    SOLE
Inds Inc.
Full Line Distrs Inc.     COM        35967N106  43         47,500    SH         SOLE       Filer + No. 1    SOLE
G-III Apparel Group Ltd.  COM        36237H101  1,532      204,332   SH         SOLE       Filer + No. 1    SOLE



TOTAL                                           $34,733    5,913,099
                                                -------    ---------



General Communication     CL A       369385109  2,635      294,840   SH         SOLE       Filer + No. 1    SOLE
Inc.
Genzyme Corp.             COM        372917708  95         17,242    SH         SOLE       Filer + No. 1    SOLE
IBP Inc.                  COM        449223106  1,640      100,000   SH         SOLE       Filer + No. 1    SOLE
ICO Hldgs Inc.            COM        449293109  965        490,000   SH         SOLE       Filer + No. 1    SOLE
IT Group Inc.             COM        465266104  1,553      345,000   SH         SOLE       Filer + No. 1    SOLE
Jo-Ann Stores Inc.        CL B       47758P208  345        100,000   SH         SOLE       Filer + No. 1    SOLE
                          NON-VTG

Key3Media Group Inc.      COM        49326R104  3,826      321,500   SH         SOLE       Filer + No. 1    SOLE
Keystone Automotive       COM        49338N109  1,763      260,000   SH         SOLE       Filer + No. 1    SOLE
Inds Inc.
Kroll O Gara Co.          COM        501050108  85         15,900    SH         SOLE       Filer + No. 1    SOLE
Labone Inc. New           COM        50540L105  349        60,000    SH         SOLE       Filer + No. 1    SOLE
Ladish Inc.               COM NEW    505754200  3,026      269,017   SH         SOLE       Filer + No. 1    SOLE
Lantronix Inc.            COM        516548104  59         11,700    SH         SOLE       Filer + No. 1    SOLE
Layne Christensen Co.     COM        521050104  4,370      760,000   SH         SOLE       Filer + No. 1    SOLE
Marisa Christina Inc.     COM        570268102  79         52,600    SH         SOLE       Filer + No. 1    SOLE
Monmouth Cap Corp.        COM        609524103  91         30,275    SH         SOLE       Filer + No. 1    SOLE
Monro Muffler Brake Inc.  COM        610236101  4,073      374,500   SH         SOLE       Filer + No. 1    SOLE



TOTAL                                           $24,954    3,502,574
                                                -------    ---------



Morton Industrial Group   CL A       619328107  191        113,010   SH         SOLE       Filer + No. 1    SOLE
Niagara Corp.             COM        653349100  842        464,619   SH         SOLE       Filer + No. 1    SOLE
Norfolk Southern Corp.    COM        655844108  2,344      140,000   SH         SOLE       Filer + No. 1    SOLE
Nuance Communications     COM        669967101  100        10,000    SH         SOLE       Filer + No. 1    SOLE
Inc.
OPTI Inc.                 COM        683960108  36         10,000    SH         SOLE       Filer + No. 1    SOLE
Opticare Health Sys Inc.  COM        68386P105  110        343,005   SH         SOLE       Filer + No. 1    SOLE
PMR Corp.                 COM        693451106  31         21,600    SH         SOLE       Filer + No. 1    SOLE
Petroquest Energy Inc.    COM        716748108  60         12,100    SH         SOLE       Filer + No. 1    SOLE
Phoenix Gold Intl Inc.    COM        719068108  572        415,950   SH         SOLE       Filer + No. 1    SOLE
Pinnacle Entmt Inc.       COM        723456109  147        14,000    SH         SOLE       Filer + No. 1    SOLE
Potomac Elec Pwr Co.      COM        737679100  1,637      70,000    SH         SOLE       Filer + No. 1    SOLE
Pricesmart Inc.           COM        741511109  12,071     310,000   SH         SOLE       Filer + No. 1    SOLE
Range Res Corp.           COM        75281A109  69         12,500    SH         SOLE       Filer + No. 1    SOLE
Rite Aid Corp.            COM        767754104  602        90,000    SH         SOLE       Filer + No. 1    SOLE
Royal Olympic Cruise      COM        V7780Z109  933        466,400   SH         SOLE       Filer + No. 1    SOLE
Lines Inc.
SOS Staffing Svcs Inc.    COM        78462X104  701        590,000   SH         SOLE       Filer + No. 1    SOLE
Scheid Vineyards Inc.     CL A       806403101  303        100,000   SH         SOLE       Filer + No. 1    SOLE
Sequa Corporation         CL A       817320104  3,081      79,000    SH         SOLE       Filer + No. 1    SOLE
Sequa Corporation         CL B       817320203  405        7,300     SH         SOLE       Filer + No. 1    SOLE



TOTAL                                           $24,235    3,269,484
                                                -------    ---------



Simon Transn Svcs Inc.    CL A       828813105  2,087      417,400   SH         SOLE       Filer + No. 1    SOLE
Six Flags Inc.            COM        83001P109  2,129      110,000   SH         SOLE       Filer + No. 1    SOLE
Specialty Catalog Corp.   COM        84748Q103  1,351      561,607   SH         SOLE       Filer + No. 1    SOLE
Stamps Com Inc.           COM        852857101  150        50,000    SH         SOLE       Filer + No. 1    SOLE
Sunsource Inc.            COM        867948101  1,624      406,100   SH         SOLE       Filer + No. 1    SOLE
Sylvan Inc.               COM        871371100  13,294     1,068,886 SH         SOLE       Filer + No. 1    SOLE
Syntellect Inc.           COM        87161L105  1,014      600,800   SH         SOLE       Filer + No. 1    SOLE
Tasty Baking Co.          COM        876553306  4,602      287,600   SH         SOLE       Filer + No. 1    SOLE
Tropical Sportswear       COM        89708P102  1,813      100,000   SH         SOLE       Filer + No. 1    SOLE
Intl. Corp.
U.S. Home & Garden Inc.   COM        902939107  103        110,000   SH         SOLE       Filer + No. 1    SOLE
U.S. Liquids Inc.         COM        902974104  650        212,500   SH         SOLE       Filer + No. 1    SOLE
United Indl Corp.         COM        910671106  418        33,200    SH         SOLE
Ventas Inc.               COM        92276F100  3,383      398,000   SH         SOLE       Filer + No. 1    SOLE
Vitech Amer Inc.          COM        928489103  313        385,509   SH         SOLE       Filer + No. 1    SOLE
Water Pik Technologies    COM        94113U100  723        101,850   SH         SOLE       Filer + No. 1    SOLE
Inc.
West Coast Bancorp Ore    COM        952145100  800        80,000    SH         SOLE       Filer + No. 1    SOLE
New
West Pharmaceutical       COM        955306105  662        28,342    SH         SOLE       Filer + No. 1    SOLE
Svsc Inc.
Westmoreland Coal Co.     COM        960878106  4,993      317,000   SH         SOLE       Filer + No. 1    SOLE
Westmoreland Coal Co.     PFD DP A   960878304  3,254      98,600    SH         SOLE       Filer + No. 1    SOLE
                          CV1/4

TOTAL                                           $43,363    5,367,394
                                                -------    ---------

GRAND TOTAL                                     $146,270   21,218,355
                                                --------   ----------



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